Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 57,254	$ 56,359
Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	52,352	51,374
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,902	$ 4,985